Accounts receivable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Trade	$ 67,913	$ 45,158
Holdbacks	558	558
Accrued trade receivables	9,807	0
Contract receivables (note 19(c))	78,278	45,716
Other	4,121	1,090
Total accounts receivable	$ 82,399	$ 46,806
Accounts receivable – holdback percentage	10.00%